Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	CureVac N.V.
Document Period End Date	Dec. 31, 2020
Title of 12(b) Security	Common shares, par value €0.12 per share
Trading Symbol	CVAC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	180,460,565
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001809122
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Entity Voluntary Filers	No